Goodwill - Schedule of Changes in Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Balance	$ 108,010	$ 108,871	$ 6,699,620
Acquisition of Financial Solution Wealth Management (Note 3)			108,831
Impairment			(6,659,691)
Exchange difference	(219)	(861)	(39,889)
Balance	107,791	108,010	108,871
CFO Guiwo
Goodwill [Line Items]
Impairment			(17,873)
CFO Henghui
Goodwill [Line Items]
Impairment			(6,641,818)
Commodities Brokerage
Goodwill [Line Items]
Balance			6,699,620
Acquisition of Financial Solution Wealth Management (Note 3)
Exchange difference			(39,929)
Balance
Commodities Brokerage | CFO Guiwo
Goodwill [Line Items]
Impairment			(17,873)
Commodities Brokerage | CFO Henghui
Goodwill [Line Items]
Impairment			(6,641,818)
Investment Advisory Services
Goodwill [Line Items]
Balance
Acquisition of Financial Solution Wealth Management (Note 3)
Exchange difference
Balance
Investment Advisory Services | CFO Guiwo
Goodwill [Line Items]
Impairment
Investment Advisory Services | CFO Henghui
Goodwill [Line Items]
Impairment
Institutional Subscription Services
Goodwill [Line Items]
Balance
Acquisition of Financial Solution Wealth Management (Note 3)
Exchange difference
Balance
Institutional Subscription Services | CFO Guiwo
Goodwill [Line Items]
Impairment
Institutional Subscription Services | CFO Henghui
Goodwill [Line Items]
Impairment
HongKong Brokerage Services
Goodwill [Line Items]
Balance	108,010	108,871
Acquisition of Financial Solution Wealth Management (Note 3)			108,831
Exchange difference	(219)	(861)	40
Balance	$ 107,791	$ 108,010	108,871
HongKong Brokerage Services | CFO Guiwo
Goodwill [Line Items]
Impairment
HongKong Brokerage Services | CFO Henghui
Goodwill [Line Items]
Impairment